STOCK-BASED COMPENSATION - SCHEDULE OF RESTRICTED STOCK UNITS AND PERFORMANCE STOCK UNITS (Details) - $ / shares	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
RSUs and PSUs
Shares
Balance at beginning of period (in shares)			0
Granted (in shares)				0
Vested (in shares)			0
Balance at end of period (in shares)				0
Weighted Average Grant Date Fair Value
Granted (in usd per share)	$ 14.52	$ 12.65
RSUs
Shares
Balance at beginning of period (in shares)		373,000
Granted (in shares)		229,000
Vested (in shares)		(63,000)
Forfeited (in shares)		0
Balance at end of period (in shares)	373,000	539,000	373,000
Weighted Average Grant Date Fair Value
Balance at beginning of period (in usd per share)		$ 14.52
Granted (in usd per share)		16.32
Vested (in usd per share)		15.12
Forfeited (in usd per share)		0.00
Balance at end of period (in usd per share)	$ 14.52	$ 15.21	$ 14.52
PSUs
Shares
Balance at beginning of period (in shares)		0
Granted (in shares)		330,000
Vested (in shares)		0
Forfeited (in shares)		(165,000)
Balance at end of period (in shares)	0	165,000	0
Weighted Average Grant Date Fair Value
Balance at beginning of period (in usd per share)		$ 0.00
Granted (in usd per share)		10.11
Vested (in usd per share)		0.00
Forfeited (in usd per share)		10.11
Balance at end of period (in usd per share)	$ 0.00	$ 10.11	$ 0.00